13. COMMITMENTS AND CONTINGENCIES (Details - Future lease payments)	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Future minimum operating lease payments, 2019	$ 543,180
Future minimum operating lease payments, 2020	404,952
Future minimum operating lease payments	$ 948,132